Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment, net, consists of:

December 31,	2013	2012
Land	$1,131	$1,131
Buildings and improvements	49,942	48,457
Machinery, vehicles and equipment	64,012	57,130
Furniture and fixtures	20,523	18,251

	135,608	124,969
Accumulated depreciation and amortization	(90,190)	(82,127)

	$45,418	$42,842

Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2013, 2012 and 2011, was $11,677, $10,986 and $9,364, respectively.